Property, plant and equipment - Summary of Property Plant and Equipment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Reconciliation of changes in property, plant and equipment [abstract]
At January 1	$ 194,835
At December 31	185,219	$ 194,835
Cost
Reconciliation of changes in property, plant and equipment [abstract]
At January 1	455,070	434,961
Additions	26,446	25,831
Sales, retirements and other movements	(43,780)	(8,720)
Reclassifications		0
Currency translation differences	(6,990)	2,998
At December 31	430,746	455,070
Depreciation, depletion and amortisation, including impairments
Reconciliation of changes in property, plant and equipment [abstract]
At January 1	(260,235)	(236,319)
Charge for the year	25,554	29,915
Sales, retirements and other movements	36,497	8,086
Reclassifications		0
Currency translation differences	3,765	(2,087)
At December 31	(245,527)	(260,235)
Carrying amount of exploration and evaluation assets
Reconciliation of changes in property, plant and equipment [abstract]
At January 1	5,312	6,000
At December 31	4,108	5,312
Carrying amount of exploration and evaluation assets | Cost
Reconciliation of changes in property, plant and equipment [abstract]
At January 1	8,635	11,565
Additions	1,174	2,161
Sales, retirements and other movements	(2,390)	(5,164)
Currency translation differences	(205)	73
At December 31	7,214	8,635
Carrying amount of exploration and evaluation assets | Depreciation, depletion and amortisation, including impairments
Reconciliation of changes in property, plant and equipment [abstract]
At January 1	(3,323)	(5,162)
Charge for the year	159	731
Sales, retirements and other movements	243	2,609
Currency translation differences	133	(39)
At December 31	(3,106)	(3,323)
Production
Reconciliation of changes in property, plant and equipment [abstract]
At January 1	110,697
At December 31	102,179	110,697
Production | Cost
Reconciliation of changes in property, plant and equipment [abstract]
At January 1	285,670	277,016
Additions	12,835	10,731
Sales, retirements and other movements	(22,324)	(1,153)
Currency translation differences	(3,156)	1,855
At December 31	273,025	285,670
Production | Depreciation, depletion and amortisation, including impairments
Reconciliation of changes in property, plant and equipment [abstract]
At January 1	(174,973)	(159,662)
Charge for the year	15,004	18,202
Sales, retirements and other movements	17,540	2,000
Currency translation differences	1,591	(1,326)
At December 31	(170,846)	(174,973)
Manufacturing, supply and distribution
Reconciliation of changes in property, plant and equipment [abstract]
At January 1	49,243
At December 31	50,806	49,243
Manufacturing, supply and distribution | Cost
Reconciliation of changes in property, plant and equipment [abstract]
At January 1	113,069	106,785
Additions	8,256	5,910
Sales, retirements and other movements	(15,636)	(1,016)
Currency translation differences	(1,782)	863
At December 31	103,907	113,069
Manufacturing, supply and distribution | Depreciation, depletion and amortisation, including impairments
Reconciliation of changes in property, plant and equipment [abstract]
At January 1	(63,826)	(56,901)
Charge for the year	6,652	8,295
Sales, retirements and other movements	16,096	2,083
Currency translation differences	1,281	(650)
At December 31	(53,101)	(63,826)
Other PPE
Reconciliation of changes in property, plant and equipment [abstract]
At January 1	29,583
At December 31	28,126	29,583
Other PPE | Cost
Reconciliation of changes in property, plant and equipment [abstract]
At January 1	47,696	39,595
Additions	4,181	7,029
Sales, retirements and other movements	(3,430)	(1,387)
Currency translation differences	(1,847)	207
At December 31	46,600	47,696
Other PPE | Depreciation, depletion and amortisation, including impairments
Reconciliation of changes in property, plant and equipment [abstract]
At January 1	(18,113)	(14,594)
Charge for the year	3,739	2,687
Sales, retirements and other movements	2,618	1,394
Currency translation differences	760	(72)
At December 31	$ (18,474)	$ (18,113)